Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cost of Revenues
Share-based compensation charged during the years related to:
Share-based compensation	$ 752	$ 811	$ 762
Selling Expense
Share-based compensation charged during the years related to:
Share-based compensation	4,345	4,457	4,429
General and Administrative Expense
Share-based compensation charged during the years related to:
Share-based compensation	4,819	4,409	3,118
Research and Development Expense
Share-based compensation charged during the years related to:
Share-based compensation	$ 4,767	$ 4,307	$ 4,059